Trade Receivables - Summary of Changes in Allowance for Doubtful Accounts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in allowance for doubtful accounts [abstract]
Balance, beginning of year	€ 10,775	€ 9,544
Effect of the adoption of IFRS 9 (see note 5)	37	0
Charges - bad debt expense	745	1,475
Reductions - write off of uncollectible amounts	(1,930)	(244)
Balance, end of year	€ 9,627	€ 10,775